SUPPLEMENT DATED AUGUST 15, 2013
TO THE CURRENTLY EFFECTIVE PROSPECTUS
OF
EACH OF THE LISTED FUNDS

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund
Franklin Custodian Funds
Franklin DynaTech Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
Franklin Growth Fund
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Global Real Estate Fund
Franklin International Small Cap Growth Fund
Franklin International Growth Fund
Franklin Large Cap Equity Fund
Franklin Templeton Emerging Market Debt Opportunities Fund
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin High Income Fund
Franklin Investors Securities Trust
Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund
Franklin Managed Trust
Franklin Rising Dividends Fund
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Mutual Beacon Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Global Discovery Fund
Mutual International Fund
Mutual Quest Fund
Mutual Shares Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin Real Estate Securities Trust
Franklin Real Estate Securities Fund
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Strategic Income Fund
Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
Franklin Templeton Fund Allocator Series
Franklin Templeton Conservative Allocation Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Allocation Fund
Franklin Templeton Moderate Allocation Fund
Franklin LifeSmart™ 2015 Retirement Target Fund
Franklin LifeSmart™ 2020 Retirement Target Fund
Franklin LifeSmart™ 2025 Retirement Target Fund
Franklin LifeSmart™ 2030 Retirement Target Fund
Franklin LifeSmart™ 2035 Retirement Target Fund
Franklin LifeSmart™ 2040 Retirement Target Fund
Franklin LifeSmart™ 2045 Retirement Target Fund
Franklin LifeSmart™ 2050 Retirement Target Fund
Franklin Templeton Multi-Asset Real Return Fund
Franklin Templeton Global Trust
Franklin Templeton Hard Currency Fund
Franklin Templeton International Trust
Franklin India Growth Fund
Franklin Templeton Global Allocation Fund
Franklin World Perspectives Fund
Templeton Foreign Smaller Companies Fund
Franklin Templeton Money Fund Trust
Franklin Templeton Money Fund
Franklin Value Investors Trust
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Institutional Fiduciary Trust
Money Market Portfolio
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Foreign Fund
Templeton World Fund
Templeton Global Investment Trust
Templeton Asian Growth Fund
Templeton BRIC Fund
Templeton Emerging Markets Balanced Fund
Templeton Emerging Markets Small Cap Fund
Templeton Frontier Markets Fund
Templeton Global Balanced Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Emerging Markets Bond Fund
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
Templeton Institutional Funds
Emerging Markets Series
Foreign Equity Series
Foreign Smaller Companies Series
Global Equity Series

The Prospectus is amended as follows:

I. For the Global Equity Series, the portfolio manager line-up in the "Fund Summary – Portfolio Managers" section on page 27 is revised to add the following:

CINDY SWEETING, CFA *President of Investment Counsel and portfolio manager of the Fund since 2012.*

II. For the Franklin India Growth Fund, the second paragraph of the "Fund Details – Management" section is revised as follows:

Under an agreement with Advisers, Templeton Asset Management Ltd. (TAML), 7 Temasek Boulevard, Suntec Tower One, #38-3, Singapore 038987, Franklin Templeton Asset Management (India) Private Limited (FT India), Indiabulls Finance Center, Tower 2, 13th Floor, Senapati Bapat Marg, Elphinstone Road, Mumbai, India, are the Fund's sub-advisors. TAML and FT India provide Advisers with investment management advice (which may include research and analysis services). FT India provides advice on a non-discretionary basis due to Indian regulatory requirements. For purposes of the Fund's investment strategies, techniques and risks, the term "investment manager" includes any sub-advisor.

III. For the Franklin World Perspectives Fund, the second paragraph of the "Fund Details – Management" section is revised as follows:

Under separate agreements with Advisers, Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil), Rua Brigadeiro Faria Lima 3311, 5th floor, Itaim Bibi, Sao Paulo – SP Brazil 04536-133; Franklin Templeton Investments Corp. (FTIC), 200 King Street West, Suite 1,500, Toronto (Ontario), Canada M5H 3T4; Franklin Templeton Investment Management Limited (FTIML), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT; Franklin Templeton Asset Management (India) Private Limited (FT India), Indiabulls Finance Center, Tower 2, 13th Floor, Senapati Bapat Marg, Elphinstone Road (West) Mumbai 400013, India; Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea), 3rd Floor, CCMM Building, 12 Youido-Dong, Youngdungpo-Gu, Seoul, South Korea 150-968, and Templeton Asset Management Ltd. (TAML), 7 Temasek Boulevard, Suntec Tower One, #38-3, Singapore 038987, are the Fund's Sub-Advisors. FTI Brazil, FTIC, FTIML, FT India, FT Korea and TAML provide Advisers with investment management advice and assistance. FT India provides advice on a non-discretionary basis due to Indian regulatory requirements. FTI Brazil, FTIC, FTIML, FT India, FT Korea and TAML are indirect subsidiaries of Franklin Resources, Inc. (Resources) and Advisers is a direct subsidiary of Resources. For purposes of the Fund's investment strategies, techniques and risks, the term "investment manager" includes any sub-advisor.

IV. For the Global Equity Series, the portfolio manager line-up in the "Fund Details – Management" section is revised to add the following:

CINDY L. SWEETING, CFA *President of Investment Counsel*

Ms. Sweeting has been a portfolio manager of the Fund since 2012, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1997.

V. The following has been added to the "Your Account – Distribution and Service (12b-1) Fees" as follows:

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences, but will never exceed the amount set forth in the Rule 12b-1 plan over the 12-month measurement period.

Please retain this supplement with your prospectus for reference.

SUPPLEMENT DATED AUGUST 15, 2013
TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
OF
EACH OF THE LISTED FUNDS

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

Franklin Custodian Funds
Franklin DynaTech Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
Franklin Growth Fund

Franklin Federal Tax-Free Income Fund

Franklin Global Trust
Franklin Global Real Estate Fund
Franklin International Small Cap Growth Fund
Franklin International Growth Fund
Franklin Large Cap Equity Fund
Franklin Templeton Emerging Market Debt Opportunities Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust
Franklin High Income Fund

Franklin Investors Securities Trust
Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

Franklin Managed Trust
Franklin Rising Dividends Fund

Franklin Money Fund

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds
Mutual Beacon Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Global Discovery Fund
Mutual International Fund
Mutual Quest Fund
Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust
Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust
Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series
Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Strategic Income Fund

Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Franklin Templeton Fund Allocator Series
Franklin Templeton Conservative Allocation Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Allocation Fund
Franklin Templeton Moderate Allocation Fund
Franklin LifeSmart™ 2015 Retirement Target Fund
Franklin LifeSmart™ 2020 Retirement Target Fund
Franklin LifeSmart™ 2025 Retirement Target Fund
Franklin LifeSmart™ 2030 Retirement Target Fund
Franklin LifeSmart™ 2035 Retirement Target Fund
Franklin LifeSmart™ 2040 Retirement Target Fund
Franklin LifeSmart™ 2045 Retirement Target Fund
Franklin LifeSmart™ 2050 Retirement Target Fund
Franklin Templeton Multi-Asset Real Return Fund

Franklin Templeton Global Trust
Franklin Templeton Hard Currency Fund

Franklin Templeton International Trust
Franklin India Growth Fund
Franklin Templeton Global Allocation Fund
Franklin World Perspectives Fund
Templeton Foreign Smaller Companies Fund

Franklin Templeton Money Fund Trust
Franklin Templeton Money Fund

Franklin Value Investors Trust
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

Institutional Fiduciary Trust
Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds
Templeton Foreign Fund
Templeton World Fund

Templeton Global Investment Trust
Templeton Asian Growth Fund
Templeton BRIC Fund
Templeton Emerging Markets Balanced Fund
Templeton Emerging Markets Small Cap Fund
Templeton Frontier Markets Fund
Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust
Templeton Emerging Markets Bond Fund
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

Templeton Institutional Funds
Emerging Markets Series
Foreign Equity Series
Foreign Smaller Companies Series
Global Equity Series

The Statement of additional information is amended as follows:

The second paragraph under "The Underwriter – Distribution and service (12b-1) fees" is replaced with the following:

Under each plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class and are calculated, as a percentage of such class' net assets, over the 12-month period of February 1 through January 31. Because this 12-month period may not match the Fund's fiscal year, the amount, as a percentage of a class' net assets, for the Fund's fiscal year may vary from the amount stated under the applicable plan, but will never exceed that amount during the 12-month period of February 1 through January 31.

Please retain this supplement with your prospectus for reference.